SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	3 years	3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	10 years	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	6 years	6 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	6 years	6 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	7 years	7 years
Tooling Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	3 years	3 years
Tooling Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	10 years	10 years